Analysis of the net investment in business interests and intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of the net investment in business interests and intangible assets
Fair value given for businesses acquired	£ (113)	£ (131)	£ (87)
Additional investment in associates	(9)
Net outflow of cash in respect of acquisitions	(122)	(131)	(87)
Net assets/(liabilities) sold		177	(400)
Non-cash consideration		(15)	(5)
Profit on disposals		155	22
Net cash and cash equivalents disposed			55
Net inflow/(outflow) of cash in respect of disposals		317	(328)
Dividends received from associates	5	(1)	9
Cash expenditure on intangible assets	(364)	(384)	(480)
Net (outflow)/inflow	£ (481)	£ (199)	£ (886)